Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,429,000
		$ 2,429,000
Hospital — 1.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 691,697
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	4,307,970
		$ 4,999,667
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,656,408
		$ 3,656,408
Total Corporate Bonds (identified cost $14,348,209)		$ 11,085,075

Tax-Exempt Municipal Obligations — 124.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.4%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,190,710
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	320	364,384
Texas Water Development Board:
4.00%, 10/15/37(2)	8,125	8,351,362
4.00%, 10/15/47(2)	5,500	5,383,180
		$ 15,289,636
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(4)	$630	$ 113,437
		$ 113,437
Education — 7.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$ 1,074,771
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	339,244
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	993,480
Security	Principal Amount (000's omitted)	Value
Education (continued)
California State University, 5.00%, 11/1/41(2)	$13,000	$ 13,507,650
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	345,338
5.375%, 6/15/48(1)	655	614,868
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	450,036
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	229,903
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	1,000	1,042,590
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,358,633
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	200,895
5.00%, 4/1/40(1)	710	720,359
5.00%, 4/1/50(1)	360	355,335
Tennessee State School Bond Authority, 5.00%, 11/1/52(2)	5,000	5,447,850
		$ 31,680,952
Electric Utilities — 3.2%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$6,000	$ 6,610,200
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	677,260
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 3/1/53	30	32,518
5.00%, 3/1/53(2)	3,500	3,793,755
South Carolina Public Service Authority, 5.50%, 12/1/54	3,460	3,464,498
		$ 14,578,231
Escrowed/Prerefunded — 2.6%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	$175	$ 175,742
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/46(2)	10,000	10,102,500
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Prerefunded to 10/1/24, 5.40%, 10/1/44	1,480	1,495,540
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	50,814
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	20	22,584
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,508
		$ 11,852,688

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 18.9%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(2)	$4,000	$ 4,294,120
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54(5)	1,550	1,493,797
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(2)	8,000	8,700,640
California, 5.25%, 9/1/53(2)	6,000	6,854,760
Chicago Board of Education, IL:
5.00%, 12/1/42	8,160	8,159,347
6.00%, 12/1/49	2,625	2,912,753
Chicago, IL, 5.75%, 1/1/33	1,500	1,574,355
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(2)	6,000	6,536,640
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(2)	6,000	6,529,560
Humble Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54(5)	1,350	1,296,608
Illinois:
5.00%, 12/1/42	3,020	3,098,822
5.50%, 5/1/39	290	320,604
5.75%, 5/1/45	295	323,948
Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	2,938,150
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(2)	4,000	4,315,520
Massachusetts, 5.00%, 5/1/53(2)	6,000	6,515,880
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	7,000	7,013,230
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	2,977,975
Puerto Rico, 0.00%, 7/1/33	3,000	1,933,620
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,442
5.00%, 2/15/53(2)	4,000	4,353,480
Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,020,316
		$ 85,169,567
Hospital — 4.9%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$ 959,630
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,143,667
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,637,595
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	250,820
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,000	4,024,840
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	$2,000	$ 1,893,980
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,500	1,564,710
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,702,238
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	80	80,065
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,045	2,172,219
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	713,963
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	792,680
5.50%, 12/1/43	750	723,158
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	4,075	4,125,774
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	390,473
		$ 22,175,812
Housing — 2.5%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$6,425	$ 4,414,168
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	2,009,220
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	180,000
Washington Housing Finance Commission, 3.375%, 4/20/37	5,100	4,497,844
		$ 11,101,232
Industrial Development Revenue — 9.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$3,385	$ 3,509,365
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,083
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,431,725
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,580,205

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	$3,500	$ 3,557,645
(AMT), 3.50%, 12/1/51(1)	2,000	1,530,060
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,079,354
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	3,075	2,628,602
(AMT), 4.875%, 11/1/42(1)	245	216,293
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	4,815	4,826,074
5.50%, 6/1/33	750	758,153
(AMT), 5.625%, 11/15/30	4,535	4,581,801
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	700	715,890
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,845	7,065,204
(AMT), 5.625%, 4/1/40	5,605	6,090,001
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,500	1,476,750
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,136,190
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	299,382
		$ 44,037,777
Insured - Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$ 1,232,320
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,624,063
		$ 2,856,383
Insured - Electric Utilities — 4.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 628,414
(NPFG), 0.00%, 11/15/38	2,000	1,059,320
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,247,969
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	4,000	4,425,120
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	$815	$ 787,974
(NPFG), 0.00%, 2/15/26	3,000	2,805,090
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,499,714
(NPFG), 5.25%, 7/1/32	250	247,755
(NPFG), 5.25%, 7/1/34	1,445	1,435,795
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	4,000	4,477,320
		$ 20,614,471
Insured - General Obligations — 0.8%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 1,970,849
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	347,565
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,162,280
		$ 3,480,694
Insured - Hospital — 1.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 252,023
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	3,000	3,323,820
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	1,150	1,205,637
		$ 4,781,480
Insured - Housing — 0.1%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$650	$ 679,276
		$ 679,276
Insured - Lease Revenue/Certificates of Participation — 1.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$760	$ 698,691
(AGC), 0.00%, 7/1/27	2,020	1,795,174
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,113,150
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,069,400
		$ 5,676,415

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 735,954
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	445,570
		$ 1,181,524
Insured - Special Tax Revenue — 4.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 4,968,442
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	4,210	2,629,019
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,132,500
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,666,106
		$ 20,396,067
Insured - Transportation — 7.1%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 8,873,687
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 5.50%, 1/1/53	3,000	3,279,120
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,558,240
Houston, TX, Airport System Revenue, (AGM), (AMT), 4.50%, 7/1/53	6,500	6,502,015
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,037,940
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	2,000	2,110,800
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,784,000
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,006,497
		$ 32,152,299
Insured - Water and Sewer — 4.2%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$ 18,800,620
		$ 18,800,620
Lease Revenue/Certificates of Participation — 4.6%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 558,907
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 5.88%, 12/15/38	4,115	4,211,003
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,728,200
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	$8,000	$ 8,283,680
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	1,000	1,013,660
5.25%, 6/15/43	2,730	2,883,563
		$ 20,679,013
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,814,696
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,925	770,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	500,670
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	415,150
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	891,041
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,141,700
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	495	495,055
		$ 10,028,312
Senior Living/Life Care — 8.4%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$230	$ 221,888
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	1,530	1,612,513
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	199,296
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	940,926
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	265	264,979
5.00%, 7/1/52	1,000	869,360
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	650,215
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	700,046
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	813,324
5.00%, 11/15/38(1)	545	565,056
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	298,288

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	$3,715	$ 3,378,718
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,710	1,936,078
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	725,525
5.625%, 7/1/46(1)	465	427,084
5.75%, 7/1/54(1)	1,270	1,158,392
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	130	124,522
5.00%, 7/1/33	120	114,062
5.00%, 7/1/34	130	122,573
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	3,925,074
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,200	1,395,084
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	2,280	1,938,319
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	702,600
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,130,260
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,535,614
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,030	3,995,664
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,294,000
7.00%, 9/1/59	1,000	1,093,970
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	586,665
		$ 37,720,095
Special Tax Revenue — 15.9%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$275	$ 233,855
Michigan Trunk Line Revenue, 5.25%, 11/15/49(2)(7)	4,000	4,508,520
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	90	0
5.35%, 5/1/38(6)	35	0
5.75%, 5/1/38	120	120,939
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	$1,000	$ 1,003,590
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	2,195	1,764,495
4.00%, 8/1/39(2)	6,500	6,502,535
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	14,878,884
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	5,493,040
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55(2)	10,000	10,750,400
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	71	70,221
0.00%, 7/1/27	251	222,557
0.00%, 7/1/29	246	202,583
0.00%, 7/1/31	316	240,419
0.00%, 7/1/33	357	249,711
0.00%, 7/1/46	3,403	1,107,881
0.00%, 7/1/51	4,523	1,092,666
4.50%, 7/1/34	286	287,848
4.536%, 7/1/53	36	34,874
5.00%, 7/1/58	4,752	4,787,592
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	193	181,672
Series A2, 5.80%, 5/1/35	165	111,829
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	259,333
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,900	1,545,346
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	4,275	4,773,850
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,000	1,950,840
4.125%, 5/15/64	3,000	2,902,680
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(2)	6,000	6,642,360
		$ 71,920,520
Transportation — 14.3%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(2)	$6,000	$ 6,543,300
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	4,500	4,856,895

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	$2,500	$ 2,831,175
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(2)	6,000	6,563,640
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,178,500
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,360	2,477,693
Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,155	1,272,186
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	2,150	2,149,785
(AMT), 5.00%, 7/1/46	2,485	2,471,656
(AMT), 5.25%, 1/1/50	1,055	1,055,285
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,833,556
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	5,000	5,065,300
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,215,264
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	3,000	3,139,740
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,595,310
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	6,000	6,089,160
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	402,215
0.00%, 8/1/39	750	370,252
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,505,720
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,007,220
		$ 64,623,852
Water and Sewer — 2.7%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	$9,550	$ 9,563,274
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	1,755	1,919,514
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	774,325
		$ 12,257,113
Total Tax-Exempt Municipal Obligations (identified cost $548,639,282)		$ 563,847,466

Taxable Municipal Obligations — 7.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(4)	$347	$ 62,483
		$ 62,483
Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$ 2,442,646
		$ 2,442,646
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,616,642
Chicago, IL, 7.75%, 1/1/42	2,424	2,449,597
		$ 10,066,239
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,971,080
		$ 5,971,080
Housing — 1.0%
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), (SPA: Federal Home Loan Bank), 5.35%, 5/1/48(8)	$4,400	$ 4,400,000
		$ 4,400,000
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,092,267
		$ 2,092,267
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/48	$10,765	$ 2,361,303
(AMBAC), 0.00%, 10/1/32	1,285	806,581
(AMBAC), 0.00%, 10/1/33	1,000	595,120
		$ 3,763,004
Lease Revenue/Certificates of Participation — 0.3%
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 9.58%, 12/15/38	$250	$ 247,320

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	$135	$ 133,662
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	750	757,748
		$ 1,138,730
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 245,685
3.72%, 9/1/27(1)	1,115	1,026,123
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	2,500	2,448,150
		$ 3,719,958
Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 89,045
		$ 89,045
Total Taxable Municipal Obligations (identified cost $33,672,516)		$ 33,745,452

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$2,144	$ 2,104,664
Total Trust Units (identified cost $2,159,617)		$ 2,104,664
Total Investments — 135.3% (identified cost $598,819,624)		$ 610,782,657
Other Assets, Less Liabilities — (35.3)%		$(159,203,320)
Net Assets — 100.0%		$ 451,579,337

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $39,014,061 or 8.6% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
At February 29, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	15.9%
Texas	15.6%
Others, representing less than 10% individually	66.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Eaton Vance
Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

SPA	– Standby Bond Purchase Agreement
The Trust did not have any open derivative instruments at February 29, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,085,075	$ —	$ 11,085,075
Tax-Exempt Municipal Obligations	—	563,847,466	—	563,847,466
Taxable Municipal Obligations	—	33,745,452	—	33,745,452
Trust Units	—	2,104,664	—	2,104,664
Total Investments	$ —	$610,782,657	$ —	$610,782,657
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.